General	12 Months Ended
Dec. 31, 2019
General

1. General

Basis of presentation

The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). AIC is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.

Nature of operations

The Company offers traditional, interest-sensitive and variable life insurance and voluntary accident and health insurance products to customers in the State of New York. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents and benefits brokers. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and all of this business is reinsured.

The following table summarizes premiums and contract charges by product.

($ in thousands)	2019	2018	2017
Premiums
Traditional life insurance	$61,980	$59,185	$55,996
Accident and health insurance	46,472	44,262	34,945

Total premiums	108,452	103,447	90,941
Contract charges
Interest-sensitive life insurance	77,324	76,931	76,103
Fixed annuities	(10)	263	68

Total contract charges	77,314	77,194	76,171

Total premiums and contract charges	$185,766	$180,641	$167,112